Consolidated Balance Sheets (Unaudited) (USD $)	Dec. 31, 2012		Mar. 31, 2012
Current Assets
Cash and cash equivalents	$ 49,140		$ 3,348
VAT receivable			12,899
Loan to EnviroTechnologies	204,601	[1]		[1]
Total Current Assets	253,741		16,247
Total Assets	253,741		16,247
Current Liabilities
Accounts payable and accrued liabilities	192,327		46,492
Due to related parties	921,396	[1]	127,968	[1]
Promissory note	966,902	[2]		[2]
Total Current Liabilities	2,080,625		174,460
Non-current Liabilities
Promissory notes	3,209,644	[2]		[2]
Total Liabilities	5,290,269		174,460
STOCKHOLDERS' EQUITY (DEFICIT)
Authorized: 500,000,000 common shares with par value of $0.001 Issued: 5,727,404 and 5,000,000 for December 31, 2012 and March 31, 2012	702	[3]	2	[3]
Additional paid-in capital	714,312	[3]	1,419	[3]
Accumulated other comprehensive income (loss)	(6,758)		(247)
Accumulated deficit during development stage	(5,744,784)		(159,387)
Total Stockholders' Equity	(5,036,528)		(158,213)
Total Liabilities and Stockholders' Equity	$ 253,741		$ 16,247

[1]	(4)
[2]	(6)
[3]	(7)